Operating Segments (Other) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Income Tax Expense (Benefit)	$ 1,996		$ 1,147		$ 3,096
Interest And Other Financial Charges	8,403		8,839		10,523
Property, Plant and Equipment, Net	66,246		68,642
Debt	40,244
GE Capital [Member]
Segment Reporting Information [Line Items]
Income Tax Expense (Benefit)	362		(521)		1,083
Interest And Other Financial Charges	7,318		7,990		9,712
Corporate Items And Eliminations [Member]
Segment Reporting Information [Line Items]
Income Tax Expense (Benefit)	1,634		1,668		2,013
Interest And Other Financial Charges	1,085		849		811
GE
Segment Reporting Information [Line Items]
Income Tax Expense (Benefit)	1,634	[1]	1,668	[1]	2,013	[1]	4,839	2,024
Interest And Other Financial Charges	1,579	[1]	1,333	[1]	1,353	[1]	1,299	1,600
Property, Plant and Equipment, Net	17,207	[1]	17,574	[1]
GECC
Segment Reporting Information [Line Items]
Income Tax Expense (Benefit)	362	[1]	(521)	[1]	1,083	[1]
Interest And Other Financial Charges	7,318	[1]	7,990	[1]	9,712	[1]
Property, Plant and Equipment, Net	$ 49,429		$ 51,422

[1]	(a)Represents the adding together of all affiliated companies except General Electric Capital Corporation (GECC or Financial Services), which is presented on a one-line basis. See Note 1.